Reserves - Disclosure of Information About Options Outstanding and Exercisable (Detail)		6 Months Ended
		Jun. 30, 2026 Agreement $ / shares	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total Options Outstanding		1,095,850	1,113,542	1,035,316	1,112,314	1,162,543	1,070,974
Options [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable Options		792,133
Non-Exercisable Options		303,717
Total Options Outstanding		1,095,850
Weighted Average Remaining Contractual Life		4 years 1 month 6 days
Options [member] | 49.86 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 49.86
Exercisable Options		157,570
Total Options Outstanding		157,570
Weighted Average Remaining Contractual Life		1 year 8 months 12 days
Options [member] | 56.77 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 56.77
Exercisable Options	[1]	6,214
Total Options Outstanding	[1]	6,214
Weighted Average Remaining Contractual Life	[1]	1 year 8 months 12 days
Options [member] | 66.73 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 66.73
Exercisable Options	[1]	15,650
Total Options Outstanding	[1]	15,650
Weighted Average Remaining Contractual Life	[1]	2 years 8 months 12 days
Options [member] | 60.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 60
Exercisable Options		163,703
Total Options Outstanding		163,703
Weighted Average Remaining Contractual Life		2 years 8 months 12 days
Options [member] | 61.49 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 61.49
Exercisable Options	[1]	27,107
Total Options Outstanding	[1]	27,107
Weighted Average Remaining Contractual Life	[1]	3 years 8 months 12 days
Options [member] | 59.41 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 59.41
Exercisable Options		204,627
Total Options Outstanding		204,627
Weighted Average Remaining Contractual Life		3 years 8 months 12 days
Options [member] | 62.74 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 62.74
Exercisable Options	[1]	33,182
Non-Exercisable Options	[1]	21,513
Total Options Outstanding	[1]	54,695
Weighted Average Remaining Contractual Life	[1]	4 years 8 months 12 days
Options [member] | 59.79 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 59.79
Exercisable Options		128,091
Non-Exercisable Options		69,748
Total Options Outstanding		197,839
Weighted Average Remaining Contractual Life		4 years 8 months 12 days
Options [member] | 108.56 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 108.56
Exercisable Options		45,453
Non-Exercisable Options		92,010
Total Options Outstanding		137,463
Weighted Average Remaining Contractual Life		5 years 8 months 12 days
Options [member] | 107.84 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 107.84
Non-Exercisable Options	[1]	25,156
Weighted Average Remaining Contractual Life	[1]	5 years 8 months 12 days
Options [member] | 190.62 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 190.62
Non-Exercisable Options	[2]	73,090
Total Options Outstanding	[2]	73,090
Weighted Average Remaining Contractual Life		6 years 8 months 12 days
Options [member] | 198.07 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 198.07
Non-Exercisable Options	[1]	22,200
Total Options Outstanding	[1]	22,200
Weighted Average Remaining Contractual Life	[1]	6 years 8 months 12 days
Options [member] | 64.07
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable Options	[1]	10,536
Total Options Outstanding	[1]	35,692

[1]	US$ share purchase options converted to Cdn$ using the exchange rate of 1.4210, being the Cdn$/US$ exchange rate at June 30, 2026.
[2]	US$ share purchase options converted to Cdn$ using the exchange rate of 1.3643, being the Cdn$/US$ exchange rate at June 30, 2025.